CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	[1]	$ 370,495	$ 394,818	$ 492,048
COST OF REVENUES		79,525	77,752	80,708
GROSS PROFIT		290,970	317,066	411,340
OPERATING EXPENSES:
Research and development		13,319	13,137	13,410
Sales and marketing		180,578	181,366	193,042
General and administrative		11,686	10,032	9,228
TOTAL OPERATING EXPENSES		205,583	204,535	215,680
OPERATING INCOME		85,387	112,531	195,660
Finance income, net		24,943	30,938	21,607
INCOME BEFORE INCOME TAXES		110,330	143,469	217,267
INCOME TAXES BENEFIT (EXPENSES)		(16,499)	37,806	(19,348)
NET INCOME		$ 93,831	$ 181,275	$ 197,919
EARNINGS PER SHARE:
Basic		$ 1.45	$ 2.29	$ 2.37
Diluted		$ 1.43	$ 2.25	$ 2.3
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF EARNINGS PER SHARE
Basic		64,632,820	79,306,371	83,533,593
Diluted		65,444,540	80,596,682	85,953,581

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.